Sensitivity analysis of the defined benefit pension plan as of December 31, 2021 regarding the changes in the main assumptions are: (Details)	12 Months Ended
Dec. 31, 2021
G 1 Plan [Member] | Discount Rate [Member] | Increase Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 244,999
G 1 Plan [Member] | Discount Rate [Member] | Decrease Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 289,735
G 1 Plan [Member] | Life Expectation [Member] | Increase Of One Year [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 61,361
G 1 Plan [Member] | Life Expectation [Member] | Decrease Of One Year [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 56,181
G 1 Plan [Member] | Wage Increase Rate [Member] | Increase Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 19,402
G 1 Plan [Member] | Wage Increase Rate [Member] | Decrease Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 16,464
G 0 Plan [Member] | Discount Rate [Member] | Increase Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 158,221
G 0 Plan [Member] | Discount Rate [Member] | Decrease Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 180,948
G 0 Plan [Member] | Life Expectation [Member] | Increase Of One Year [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 101,021
G 0 Plan [Member] | Life Expectation [Member] | Decrease Of One Year [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 90,081
G 0 Plan [Member] | Wage Increase Rate [Member] | Increase Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 227,529
G 0 Plan [Member] | Wage Increase Rate [Member] | Decrease Of One Percent [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 202,363